Debt and Lease Arrangements - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Borrowings [Line Items]
Gearing ratio	20.30%	25.00%
Net debt	$ 51,428,000,000	$ 65,944,000,000
Fair value of debt excluding finance lease liabilities	64,708,000,000	74,650,000,000
Amounts expected to be received under non-cancellable sub leases	273,000,000	336,000,000
Operating lease	507,000,000	300,000,000
Operating lease expense	4,354,000,000	4,822,000,000	$ 5,063,000,000
Royal Dutch Shell Dividend Access Trust [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Undrawn borrowing facilities	$ 3,035,000,000	3,409,000,000
Credit Facility [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility expires	The committed credit facility is available at pre-agreed margins and expires in 2020
CP Programmes [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Issuance of Debt	$ 10,000,000,000
Debt maturity period	270 days
Issuance of Debt	$ 10,000,000,000
Debt maturity period	397 days
Undrawn borrowing facilities	$ 20,000,000,000	19,659,000,000
EMTN Programme [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Issuance of Debt	0
Universal Shelf Registration [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt	$ 3,000,000,000
Debt issued
Bottom of Range [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Expected gearing ratio	0.00%
Top of Range [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Expected gearing ratio	30.00%
Derivative financial instruments [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Collateral On Debt Related Derivatives	$ 72,000,000